Commitments and Contingencies (Details) (Purchase Commitment [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Purchase Commitment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Remaining minimum amount committed	$ 30.2